INCOME TAXES - Tax Credit Carryforwards (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Non-capital losses | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 4,725
Non-capital losses | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	239,813
Tax basis of mining interests | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	164,042
Tax basis of mining interests | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	10,962
Tax basis of plant of equipment | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	50,764
Tax basis of plant of equipment | Australia
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	19,308
Financing costs | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	278
Corporate minimum tax credits | Canada
Tax Credit Carryforward 1 [Line Items]
Income tax carryforwards	$ 2,403